Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2018
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	May 01, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
Class 1 Shares | Probabilities VIT Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 2,376% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2376.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio utilizes a “fund of funds” structure to invest primarily in exchange-traded funds (“ETFs”), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor's 500 (“S&P 500”) are referred to as “Index ETFs”. The Portfolio may also invest in ETFs which seek returns which are the inverse of a U.S. Equity index, (“Inverse Index ETFs”) or ETFs that employ leverage in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500 (“Leveraged Index ETFs”) while the Portfolio, in aggregate, is invested in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500. In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Portfolio’s adviser, Probabilities Fund Management, LLC (“Probabilities”), uses an active trading strategy based on a proprietary rules-based trend-following methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments that seek to take advantage of long-term trends in the market. The Portfolio typically invests in either ETFs or Cash Instruments depending on the adviser’s assessment of the market. When the adviser believes that conditions are favorable for investment in equities, the Portfolio will invest in index ETFs and leveraged ETFs. During periods that Probabilities believes will offer the highest probability of capital appreciation, the adviser will increase the Portfolio’s percentage allocation to leveraged ETFs Portfolio will invest primarily in Leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs and the Portfolio’s percentage allocation to leveraged ETFs will be reduced. When Probabilities believes that market conditions are unfavorable for equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio taking frequent trading positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

• ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on its investments.

○ Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio. The Portfolio invests in Leveraged Index ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio's participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

• Management Risk. Probabilities’ judgment about the attractiveness, value and potential appreciation of a particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception for Class 1 shares. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling 1-855-224-7204.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-224-7204
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2017	6.19%
Worst Quarter:	1st Quarter 2015	(2.47)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.47%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Class 1 Shares | Probabilities VIT Fund | S&P 500 TR Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.08%	[1]
Class 1 Shares | Probabilities VIT Fund | Class 1 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 250
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,535
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,289
Annual Return 2014	rr_AnnualReturn2014	4.89%
Annual Return 2015	rr_AnnualReturn2015	(5.44%)
Annual Return 2016	rr_AnnualReturn2016	2.30%
Annual Return 2017	rr_AnnualReturn2017	15.61%
1 Year	rr_AverageAnnualReturnYear01	15.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2013	[4]
Class 2 Shares | Probabilities VIT Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 2,376% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2376.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio utilizes a “fund of funds” structure to invest primarily in exchange-traded funds (“ETFs”), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor's 500 (“S&P 500”) are referred to as “Index ETFs”. The Portfolio may also invest in ETFs which seek returns which are the inverse of a U.S. Equity index, (“Inverse Index ETFs”) or ETFs that employ leverage in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500 (“Leveraged Index ETFs”) while the Portfolio, in aggregate, is invested in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500. In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Portfolio’s adviser, Probabilities Fund Management, LLC (“Probabilities”), uses an active trading strategy based on a proprietary rules-based trend-following methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments that seeks to take advantage of long-term trends in the market. The Portfolio typically invests in either ETFs or Cash Instruments depending on the adviser’s assessment of the market. When the adviser believes that conditions are favorable for investment in equities, the Portfolio will invest in index ETFs and leveraged ETFs. During periods that Probabilities believes will offer the highest probability of capital appreciation, the adviser will increase the Portfolio’s percentage allocation to leveraged ETFs Portfolio will invest primarily in Leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs and the Portfolio’s percentage allocation to leveraged ETFs will be reduced. When Probabilities believes that market conditions are unfavorable for equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio taking frequent trading positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

• ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on its investments.

○ Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio. The Portfolio invests in Leveraged Index ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio's participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

• Management Risk. Probabilities’ judgment about the attractiveness, value and potential appreciation of a particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception for Class 2 Shares. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling 1-855-224-7204.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-224-7204
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2017	6.14%
Worst Quarter:	1st Quarter 2015	(2.56)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Class 2 Shares | Probabilities VIT Fund | S&P 500 TR Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.08%	[1]
Class 2 Shares | Probabilities VIT Fund | Class 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,608
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,429
Annual Return 2014	rr_AnnualReturn2014	4.79%
Annual Return 2015	rr_AnnualReturn2015	(5.64%)
Annual Return 2016	rr_AnnualReturn2016	2.09%
Annual Return 2017	rr_AnnualReturn2017	15.39%
1 Year	rr_AverageAnnualReturnYear01	15.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2013	[6]

[1]	The inclusion of the S&P 500 Total Return Index results are for comparison purposes only. The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The historical performance results of the S&P 500 Total Return Index (and all other indexes, are unmanaged; do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results and cannot be invested indirectly).
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[3]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Portfolio expenses, until April 30, 2019 so that the total annual operating expenses excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) of the Portfolio do not exceed 2.24% for Class 1 shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the adviser.
[4]	The inception date of the class 1 shares of the Portfolio is April 29, 2013.
[5]	The Portfolio's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees and contractual indemnification of Portfolio service providers (other than the adviser)) will not exceed 2.39% of average daily net assets attributable to Class 2. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the adviser.
[6]	The inception date of the Class 2 shares of the Portfolio is April 29, 2013.